Net financial income/(expense) - Summary of Net Financial Income/(Expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Income Abstract [Abstract]
Net Exchange Variation Income	$ 1,533	$ 2,580	$ 831
Investment income	3,286	2,196	2,120
Realized Gains From Long-Term Investments	59	452	1,797
Unrealized Gains On Asset-Linked Receivable	3,053	8,829	3,503
Gains on change in fair value of derivatives	1,806	3,597	0
Unrealized gains on total return swap	1,419	0	0
Unrealized Gain On Warrant Liability	6,143	0	690
Other finance income	116	204	50
Finance income	17,415	17,858	8,991
Finance Costs [Abstract]
Commission, brokerage and financing expenses (a)	(3,209)	(2,126)	(443)
Expense from consideration payable from acquisitions adjustments	(9,225)	0	0
Net Exchange Variation Expense	(6,031)	0	(614)
Interest on asset backed payable	(2,144)	0	0
Interest expense on lease liabilities	(1,763)	(1,382)	(1,243)
Interest on loans	(12,081)	(10,020)	0
Realized losses on forward	0	(302)	(252)
Unrealized gains on warrant liability	0	(5,823)	0
Unrealized Losses On Long-Term Investments	3,003	16,852	6,883
Other finance cost	(2,292)	(1,993)	(1,230)
Finance costs	(39,748)	(38,498)	(10,665)
Disclosure of attribution of expenses by nature to their function [line items]
Unrealized Losses On Long-Term Investments	3,003	$ 16,852	$ 6,883
Lavoro Agro Limited
Finance Costs [Abstract]
Unrealized Losses On Long-Term Investments	10,300
Disclosure of attribution of expenses by nature to their function [line items]
Unrealized Losses On Long-Term Investments	$ 10,300